Debt - Schedule of Long-Term Debt (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Long-Term Debt [Abstract]
Total debt, net of deferred finance charges	¥ (3,556)
Less: Current portion of long-term debt, net of deferred finance charges	(1,491)
Long-term debt, net of deferred finance charges	¥ 2,065	$ 304